AST MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks — 95.7%
Aerospace & Defense — 2.1%
HEICO Corp. (Class A Stock)	53,463	$8,230,094
Hexcel Corp.	43,027	3,134,517
Howmet Aerospace, Inc.	117,297	8,026,634
TransDigm Group, Inc.	1,012	1,246,379
		20,637,624
Automobile Components — 0.1%
Fox Factory Holding Corp.*	15,151	788,913
Automobiles — 0.1%
Thor Industries, Inc.(a)	11,105	1,303,061
Beverages — 0.7%
Brown-Forman Corp. (Class B Stock)(a)	62,290	3,215,410
Celsius Holdings, Inc.*	23,472	1,946,298
Constellation Brands, Inc. (Class A Stock)	5,432	1,476,200
		6,637,908
Biotechnology — 2.9%
Alnylam Pharmaceuticals, Inc.*(a)	10,934	1,634,086
Amicus Therapeutics, Inc.*	75,162	885,408
Apellis Pharmaceuticals, Inc.*	17,225	1,012,486
Argenx SE (Netherlands), ADR*	5,829	2,294,994
Ascendis Pharma A/S (Denmark), ADR*	30,298	4,580,149
Exact Sciences Corp.*	34,975	2,415,374
Exelixis, Inc.*	65,591	1,556,474
Ionis Pharmaceuticals, Inc.*(a)	40,321	1,747,915
Legend Biotech Corp., ADR*	70,636	3,961,973
Natera, Inc.*	56,956	5,209,196
Neurocrine Biosciences, Inc.*	16,307	2,249,061
Sarepta Therapeutics, Inc.*	6,293	814,692
		28,361,808
Building Products — 2.3%
A.O. Smith Corp.	42,637	3,814,306
AZEK Co., Inc. (The)*	48,456	2,433,460
Carlisle Cos., Inc.	8,900	3,487,465
Simpson Manufacturing Co., Inc.	8,911	1,828,359
Trane Technologies PLC	20,024	6,011,205
Trex Co., Inc.*	44,563	4,445,159
		22,019,954
Capital Markets — 6.0%
Ares Management Corp. (Class A Stock)	42,773	5,687,954
Blue Owl Capital, Inc.	108,077	2,038,332
FactSet Research Systems, Inc.(a)	16,275	7,395,197
Interactive Brokers Group, Inc. (Class A Stock)	43,246	4,831,011
KKR & Co., Inc.	40,210	4,044,322
LPL Financial Holdings, Inc.	21,781	5,754,540
MarketAxess Holdings, Inc.	25,215	5,528,389
Moody’s Corp.	6,645	2,611,684
Morningstar, Inc.	8,611	2,655,374
MSCI, Inc.	12,591	7,056,626
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Raymond James Financial, Inc.	20,070	$2,577,389
Robinhood Markets, Inc. (Class A Stock)*	48,649	979,304
TPG, Inc.	108,865	4,866,266
Tradeweb Markets, Inc. (Class A Stock)	24,480	2,550,082
		58,576,470
Chemicals — 0.2%
RPM International, Inc.	16,900	2,010,255
Commercial Services & Supplies — 4.2%
ACV Auctions, Inc. (Class A Stock)*	34,108	640,207
Cintas Corp.	15,368	10,558,277
Copart, Inc.*	278,179	16,112,128
GFL Environmental, Inc.(a)	103,480	3,570,060
MSA Safety, Inc.	9,271	1,794,773
Rollins, Inc.(a)	65,520	3,031,610
Waste Connections, Inc.	28,659	4,929,635
		40,636,690
Communications Equipment — 0.3%
Arista Networks, Inc.*	10,700	3,102,786
Construction & Engineering — 1.2%
EMCOR Group, Inc.	10,345	3,622,819
Quanta Services, Inc.(a)	18,918	4,914,896
WillScot Mobile Mini Holdings Corp.*(a)	62,221	2,893,277
		11,430,992
Construction Materials — 1.5%
Eagle Materials, Inc.	7,041	1,913,392
Martin Marietta Materials, Inc.(a)	13,304	8,167,858
Vulcan Materials Co.	17,045	4,651,921
		14,733,171
Consumer Staples Distribution & Retail — 0.5%
BJ’s Wholesale Club Holdings, Inc.*	39,975	3,024,109
Casey’s General Stores, Inc.	4,582	1,459,138
		4,483,247
Distributors — 1.1%
Pool Corp.(a)	26,488	10,687,908
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.*(a)	46,842	5,310,009
Electrical Equipment — 2.8%
AMETEK, Inc.	57,453	10,508,154
Generac Holdings, Inc.*	31,456	3,967,860
Hubbell, Inc.(a)	10,166	4,219,398
nVent Electric PLC	22,696	1,711,278
Regal Rexnord Corp.	6,810	1,226,481
Rockwell Automation, Inc.(a)	13,066	3,806,518
Vertiv Holdings Co. (Class A Stock)	20,624	1,684,362
		27,124,051
Electronic Equipment, Instruments & Components — 3.4%
Amphenol Corp. (Class A Stock)	70,267	8,105,298
Coherent Corp.*	67,169	4,071,785
A0

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Jabil, Inc.(a)	16,106	$2,157,399
Keysight Technologies, Inc.*	31,227	4,883,278
Littelfuse, Inc.	2,248	544,803
Novanta, Inc.*(a)	20,365	3,559,191
Teledyne Technologies, Inc.*	3,867	1,660,180
Trimble, Inc.*(a)	65,510	4,216,224
Zebra Technologies Corp. (Class A Stock)*	11,129	3,354,726
		32,552,884
Energy Equipment & Services — 0.3%
TechnipFMC PLC (United Kingdom)	124,246	3,119,817
Entertainment — 1.3%
Electronic Arts, Inc.	1,997	264,942
Live Nation Entertainment, Inc.*	5,108	540,273
Spotify Technology SA*	11,060	2,918,734
Take-Two Interactive Software, Inc.*(a)	53,786	7,986,683
TKO Group Holdings, Inc.	3,329	287,659
Warner Music Group Corp. (Class A Stock)	12,406	409,646
		12,407,937
Financial Services — 1.1%
Corpay, Inc.*	4,796	1,479,758
Global Payments, Inc.	17,000	2,272,220
Remitly Global, Inc.*	91,544	1,898,623
Rocket Cos., Inc. (Class A Stock)*(a)	123,900	1,802,745
WEX, Inc.*(a)	12,455	2,958,436
		10,411,782
Ground Transportation — 1.0%
J.B. Hunt Transport Services, Inc.(a)	11,282	2,247,939
Saia, Inc.*	9,439	5,521,815
Uber Technologies, Inc.*	27,287	2,100,826
		9,870,580
Health Care Equipment & Supplies — 7.4%
Align Technology, Inc.*	21,017	6,891,895
Cooper Cos., Inc. (The)	58,906	5,976,603
Dexcom, Inc.*(a)	140,663	19,509,959
Edwards Lifesciences Corp.*	41,217	3,938,696
GE HealthCare Technologies, Inc.	43,956	3,996,040
IDEXX Laboratories, Inc.*	23,216	12,535,015
Inspire Medical Systems, Inc.*(a)	18,929	4,065,760
Intuitive Surgical, Inc.*	11,947	4,767,928
Masimo Corp.*(a)	8,323	1,222,232
ResMed, Inc.(a)	8,015	1,587,210
Shockwave Medical, Inc.*(a)	14,214	4,628,505
STERIS PLC	13,135	2,953,011
		72,072,854
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.*	22,466	1,779,757
Cencora, Inc.(a)	23,525	5,716,340
Centene Corp.*	26,544	2,083,173
Chemed Corp.(a)	9,607	6,167,021
Encompass Health Corp.	29,400	2,427,852
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
McKesson Corp.	5,161	$2,770,683
		20,944,826
Health Care Technology — 1.3%
Veeva Systems, Inc. (Class A Stock)*	53,613	12,421,596
Hotels, Restaurants & Leisure — 3.4%
Chipotle Mexican Grill, Inc.*	1,379	4,008,436
Domino’s Pizza, Inc.	8,280	4,114,166
DoorDash, Inc. (Class A Stock)*	40,352	5,557,278
DraftKings, Inc. (Class A Stock)*	45,802	2,079,869
Hilton Worldwide Holdings, Inc.	16,069	3,427,678
Hyatt Hotels Corp. (Class A Stock)	18,368	2,931,900
Las Vegas Sands Corp.	45,261	2,339,994
Red Rock Resorts, Inc. (Class A Stock)(a)	20,978	1,254,904
Royal Caribbean Cruises Ltd.*(a)	11,405	1,585,409
Vail Resorts, Inc.(a)	17,313	3,857,856
Wingstop, Inc.	4,913	1,800,123
		32,957,613
Household Durables — 0.2%
Garmin Ltd.(a)	10,449	1,555,542
Helen of Troy Ltd.*	7,266	837,334
		2,392,876
Household Products — 0.2%
Church & Dwight Co., Inc.(a)	20,503	2,138,668
Insurance — 1.4%
Arthur J. Gallagher & Co.	19,845	4,962,044
Brown & Brown, Inc.(a)	20,675	1,809,889
Kinsale Capital Group, Inc.	4,621	2,424,824
RenaissanceRe Holdings Ltd. (Bermuda)	19,235	4,520,802
		13,717,559
Interactive Media & Services — 1.3%
IAC, Inc.*	40,450	2,157,603
Pinterest, Inc. (Class A Stock)*(a)	299,522	10,384,428
		12,542,031
IT Services — 2.4%
Gartner, Inc.*	28,202	13,443,047
Globant SA*	11,983	2,419,368
MongoDB, Inc.*(a)	16,458	5,902,497
Snowflake, Inc. (Class A Stock)*	9,123	1,474,277
		23,239,189
Leisure Products — 0.3%
Brunswick Corp.	31,175	3,009,011
Life Sciences Tools & Services — 6.0%
Agilent Technologies, Inc.(a)	81,714	11,890,204
Bio-Techne Corp.(a)	75,181	5,291,991
Bruker Corp.	32,231	3,027,780
Charles River Laboratories International, Inc.*(a)	6,405	1,735,435
ICON PLC*	18,194	6,112,274

A1

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
IQVIA Holdings, Inc.*(a)	19,280	$4,875,719
Mettler-Toledo International, Inc.*	4,135	5,504,884
Repligen Corp.*(a)	37,020	6,808,718
Stevanato Group SpA (Italy)(a)	76,285	2,448,749
Waters Corp.*	2,323	799,646
West Pharmaceutical Services, Inc.	24,211	9,580,535
		58,075,935
Machinery — 2.3%
Esab Corp.	9,898	1,094,422
Ingersoll Rand, Inc.(a)	55,618	5,280,929
ITT, Inc.	26,930	3,663,288
Lincoln Electric Holdings, Inc.	14,824	3,786,642
Nordson Corp.	5,720	1,570,369
Westinghouse Air Brake Technologies Corp.	46,145	6,722,404
		22,118,054
Media — 1.1%
Trade Desk, Inc. (The) (Class A Stock)*	123,223	10,772,155
Oil, Gas & Consumable Fuels — 1.5%
Cheniere Energy, Inc.	46,651	7,523,873
Chesapeake Energy Corp.(a)	15,796	1,403,159
Diamondback Energy, Inc.	5,048	1,000,362
EOG Resources, Inc.	17,096	2,185,553
Permian Resources Corp.	111,700	1,972,622
		14,085,569
Personal Care Products — 0.3%
elf Beauty, Inc.*	10,787	2,114,575
Oddity Tech Ltd. (Israel) (Class A Stock)*	11,793	512,406
		2,626,981
Pharmaceuticals — 0.1%
Royalty Pharma PLC (Class A Stock)	45,693	1,387,696
Professional Services — 2.5%
Booz Allen Hamilton Holding Corp.	26,896	3,992,442
Dun & Bradstreet Holdings, Inc.	40,339	405,004
Equifax, Inc.	16,297	4,359,773
Paylocity Holding Corp.*(a)	10,325	1,774,454
TransUnion	24,145	1,926,771
Verisk Analytics, Inc.	34,501	8,132,921
Wolters Kluwer NV (Netherlands)	21,801	3,413,816
		24,005,181
Real Estate Management & Development — 1.9%
CoStar Group, Inc.*(a)	195,299	18,865,883
Semiconductors & Semiconductor Equipment — 6.6%
ASM International NV (Netherlands)	5,900	3,613,175
Astera Labs, Inc.*	7,097	526,526
Entegris, Inc.	26,419	3,712,926
Lam Research Corp.	2,207	2,144,255
Lattice Semiconductor Corp.*	40,454	3,164,716
Marvell Technology, Inc.	56,489	4,003,940
Microchip Technology, Inc.	90,589	8,126,739
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Monolithic Power Systems, Inc.	28,576	$19,357,954
Nova Ltd. (Israel)*	2,454	435,291
ON Semiconductor Corp.*	17,687	1,300,879
Onto Innovation, Inc.*(a)	9,854	1,784,362
Rambus, Inc.*	26,711	1,651,007
Teradyne, Inc.(a)	77,608	8,756,511
Universal Display Corp.	33,041	5,565,757
		64,144,038
Software — 12.1%
ANSYS, Inc.*	3,763	1,306,363
Aspen Technology, Inc.*(a)	9,800	2,090,144
Autodesk, Inc.*	2,819	734,124
Bentley Systems, Inc. (Class B Stock)(a)	61,650	3,219,363
Cadence Design Systems, Inc.*	15,798	4,917,601
Confluent, Inc. (Class A Stock)*(a)	79,622	2,430,063
Constellation Software, Inc. (Canada)	1,067	2,914,547
Crowdstrike Holdings, Inc. (Class A Stock)*	57,632	18,476,243
CyberArk Software Ltd.*	19,110	5,076,189
Datadog, Inc. (Class A Stock)*	38,423	4,749,083
DoubleVerify Holdings, Inc.*	71,176	2,502,548
Elastic NV*	39,623	3,971,810
Gitlab, Inc. (Class A Stock)*	23,551	1,373,494
Guidewire Software, Inc.*(a)	15,248	1,779,594
HashiCorp, Inc. (Class A Stock)*	78,000	2,102,100
HubSpot, Inc.*	22,708	14,227,925
Nice Ltd. (Israel), ADR*(a)	16,055	4,184,254
Palantir Technologies, Inc. (Class A Stock)*	56,585	1,302,021
Palo Alto Networks, Inc.*(a)	15,027	4,269,622
Procore Technologies, Inc.*	30,188	2,480,548
PTC, Inc.*	4,271	806,963
Samsara, Inc. (Class A Stock)*(a)	27,750	1,048,673
ServiceNow, Inc.*	3,377	2,574,625
Smartsheet, Inc. (Class A Stock)*	55,426	2,133,901
Synopsys, Inc.*	13,083	7,476,935
Tyler Technologies, Inc.*	23,145	9,836,856
Workday, Inc. (Class A Stock)*	19,620	5,351,355
Workiva, Inc.*	32,469	2,753,371
Zoom Video Communications, Inc. (Class A Stock)*	18,166	1,187,511
		117,277,826
Specialized REITs — 0.3%
CubeSmart	52,000	2,351,440
SBA Communications Corp.	1,873	405,879
		2,757,319
Specialty Retail — 5.0%
AutoZone, Inc.*	404	1,273,267
Burlington Stores, Inc.*	9,159	2,126,628
Five Below, Inc.*	17,641	3,199,724
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	87,759	11,375,321
National Vision Holdings, Inc.*	79,685	1,765,820

A2

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
O’Reilly Automotive, Inc.*(a)	7,128	$8,046,657
Ross Stores, Inc.	74,185	10,887,391
Tractor Supply Co.(a)	27,644	7,234,988
Ulta Beauty, Inc.*	4,497	2,351,391
		48,261,187
Textiles, Apparel & Luxury Goods — 1.2%
Levi Strauss & Co. (Class A Stock)(a)	151,366	3,025,806
Lululemon Athletica, Inc.*(a)	10,148	3,964,316
On Holding AG (Switzerland) (Class A Stock)*(a)	125,573	4,442,773
		11,432,895
Trading Companies & Distributors — 1.0%
Air Lease Corp.(a)	40,624	2,089,699
Fastenal Co.(a)	61,396	4,736,087
Watsco, Inc.(a)	6,410	2,768,928
		9,594,714

Total Common Stocks (cost $707,261,887)		927,049,503
Unaffiliated Exchange-Traded Funds — 2.9%
iShares Russell Mid-Cap Growth ETF	169,953	19,398,435
Vanguard Mid-Cap Growth ETF	38,352	9,043,018

Total Unaffiliated Exchange-Traded Funds (cost $27,059,079)		28,441,453

	Units
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	1,381	4,599
(cost $0)

Total Long-Term Investments (cost $734,320,966)		955,495,555

	Shares
Short-Term Investments — 17.9%
Affiliated Mutual Funds — 17.8%
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	12,736,870	12,736,870
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $160,027,111; includes $159,293,862 of cash collateral for securities on loan)(b)(wb)	160,091,986	160,011,940

Total Affiliated Mutual Funds (cost $172,763,981)		172,748,810

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligation(n) — 0.1%
Federal Home Loan Bank
5.153%	04/01/24	574	$573,657
(cost $574,000)

Total Short-Term Investments (cost $173,337,981)			173,322,467

TOTAL INVESTMENTS—116.5% (cost $907,658,947)			1,128,818,022

Liabilities in excess of other assets — (16.5)%			(159,985,092)

Net Assets — 100.0%			$968,832,930

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,599 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $156,401,182; cash collateral of $159,293,862 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3